Note 15 - Leases	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of leases [text block]
15	Leases

Leases as lessee

The Group leases administrative offices. The leases, which the Group normally enters into, typically run for a period of 3 to 6 years, with an option to renew the lease after that date. Two leases for the administrative offices expire in 2024 and one lease in 2025.

Information about leases for which the Group is a lessee is presented below.

i)	Amounts recognised in the statement of financial position

Right of use assets

Right of use assets related to leased properties are presented as part of property, plant and equipment (refer note 18).

	2021	2020

Balance at January 1	229	337
Depreciation	(115)	(99)
Additions to right of use assets	527	-
Derecognition of right of use assets	(172)	-
Foreign currency movement	(22)	(9)
Balance at December 31	447	229

Lease liabilities

	2021	2020

Balance at January 1	239	349
Additions to lease liability	527	-
Finance cost	24	15
Lease payments	(129)	(118)
Foreign currency movement	(23)	(7)
Derecognition of lease liability	(173)	-
Balance at December 31	465	239

ii)	Amounts recognised in profit or loss

	2021	2020	2019

Finance cost on lease liabilities	24	15	17
Unrealised foreign exchange gain	1	(2)	4
Depreciation	115	99	112
	140	112	133

iii)	Amounts recognised in statement of cash flows

	2021	2020	2019

Total cash outflow for leases - principal	129	118	124
Total cash outflow for leases - finance cost	(24)	(15)	(17)

iv)	Lease payments

Lease payments payable on leases of right of use assets are as follows:

	2021	2020

Less than one year	158	61
One to two years	165	46
Two to three years	163	46
Three to four years	46	46
Four to five years	–	40
	532	239